UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

		/s/ Jerrold N. Fine	Westport, CT			 8/14/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
        -------------           --------------------------------------------
        [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             33
                                               -------------

Form 13F Information Table Value Total:       $ 343,791,775
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------        -----------                 --------------------------

     [Repeat as necessary.]

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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ASSOCIATES FIRST CAP COR COMMON CL A 046008108 2,231,250     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC.COMMON      071813109 21,093,750    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS SQUIBB CO COMMON      110122108 17,475,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
BROADWING INC            COMMON      111620100 17,507,813    675,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC,         COMMON      10553F106 18,372,370    3,674,474        X         X            X
------------------------------------------------------------------------------------------------------------
CABLEVISION SYS. CORP.   COMMON CL A 12686C109 11,878,125    175,000          X         X            X
------------------------------------------------------------------------------------------------------------
CENDANT CORP             COMMON      151313103 11,200,000    800,000          X         X            X
------------------------------------------------------------------------------------------------------------
CIT GROUP INC.           COMMON CL A 125577106 6,500,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CITIZENS UTILS CO.       COMN SPCL B 177342201 17,250,000  1,000,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 12,150,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 8,938,225     760,700          X         X            X
------------------------------------------------------------------------------------------------------------
EDWARDS LIFESCIENCES CORP COMMON     28176E108  1,110,000    60,000           X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 15,845,750    482,000          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 13,378,500    396,400          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109  1,732,500    330,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402   395,197     743,900          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 3,186,389     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101 3,312,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 10,584,625    289,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING CORP. COMMON Cl A  45662S102 10,942,181    300,300          X         X            X
------------------------------------------------------------------------------------------------------------
INTERMEDIA COM' FL INC, COMMON       458801107 5,355,000     180,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC.      COMMON      58440J104  19,987,500   300,000          X         X            X
------------------------------------------------------------------------------------------------------------
MERCATOR SOFTWARE INC.   COMMON      587587106 5,788,750     84,200           X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PROP, INC,  COMMON      605203108 3,801,000     362,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      629407107 17,363,750    290,000          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 9,900,000     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC. COMMON      691471106 11,906,250    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PPTYS INC.  COMMON      694396102  5,012,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.    COMMON      726540503 3,473,600     217,100          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 7,321,875     275,000          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103 22,897,500    430,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS INC. COMMON   893521104 22,587,375    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
UNOCAL CORP              COMMON      915289102  3,312,500    100,000          X         X            X
------------------------------------------------------------------------------------------------------------


NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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